Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales revenue	€ 31,265	€ 21,107	€ 12,025
Cost of sales	(4,875)	(4,451)	(1,715)
Gross profit from sales	26,390	16,656	10,310
Operating expenses
Research and development costs	(4,636)	(4,427)	(4,225)
General administrative costs	(16,275)	(12,963)	(3,097)
Sales costs	(28,856)	(17,744)	(16,922)
Loss from operations	(23,377)	(18,478)	(13,934)
Interest expenses	(2,466)	(1,614)	(1,048)
Effective interest expenses	(245)	(170)	(85)
Interest income	127	24	38
Other expenses	(799)	(332)	(1,333)
Other income	7,171	1,301	260
Other income from the PPA (Badwill)	14,812
Loss before income tax	(4,777)	(19,269)	(16,102)
Income tax	(2,581)	10,391
Loss for the period	(7,358)	(8,878)	(16,102)
Expenses and income not included in profit/loss
Items which may in future be regrouped into the profit and loss statement under certain conditions. Translation differences resulting from the conversion of foreign business operations	(286)	(702)	854
Other income total	(286)	(702)	854
Total loss for the period	€ (7,644)	€ (9,580)	€ (15,248)
Basic/diluted earnings per share	€ (0.16)	€ (0.20)	€ (0.42)